Government Grants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Government Grants [Line Items]
Received	$ 3,698	$ 3,473
Less accumulated amortization	(2,497)	(2,148)
Foreign exchange translation adjustment	398	337
Deferred Revenue and Credits	1,599	1,662
Less current portion	(240)	(235)
Non-current government grants	$ 1,359	$ 1,427